Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Treasury Stock, Common [Member] CNY (¥) shares	Subscription Receivables [Member] CNY (¥)	Additional Paid-in Capital [Member] CNY (¥)	Statutory Reserve [Member] CNY (¥)	Retained Earnings [Member] CNY (¥)	AOCI Attributable to Parent [Member] CNY (¥)	Parent [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2022	¥ 3		¥ (3)	¥ 113,554	¥ 11,068	¥ (8,753)	¥ (12)	¥ 115,857	¥ 1,936		¥ 117,793
Balance, shares at Dec. 31, 2022 | shares	1,951,583
Balance, shares at Dec. 31, 2022 | shares
Net income						77,668		77,668	513		78,181
Appropriation to statutory reserve					8,491	(8,491)
Adoption of ASC326						617		617			617
Foreign currency translation							1	1			1
Balance at Dec. 31, 2023	¥ 3		(3)	113,554	19,559	61,041	(11)	194,143	2,449		196,592
Balance, shares at Dec. 31, 2023 | shares	1,951,583
Balance, shares at Dec. 31, 2023 | shares
Net income						39,789		39,789	296		40,085
Appropriation to statutory reserve					4,042	(4,042)
Foreign currency translation							483	483			483
Repurchase stock		¥ (856)						(856)			(856)
Repurchase stock, shares | shares	(2,406)	2,406
Disposal of subsidiaries					(330)	330
Sale of public shares through public offering, net of offering cost				29,274				29,274			29,274
Sale of public shares through public offering, net of offering cost, shares | shares	37,500
Balance at Dec. 31, 2024	¥ 3	¥ (856)	(3)	142,828	23,271	97,118	472	262,833	2,745		265,578
Balance, shares at Dec. 31, 2024 | shares	1,986,677
Balance, shares at Dec. 31, 2024 | shares		2,406
Net income						9,782		9,782	73	$ 1,409	9,855
Appropriation to statutory reserve					2,565	(2,565)
Foreign currency translation							(1,470)	(1,470)		(210)	(1,470)
Sale of public shares through public offering, net of offering cost				40,140				40,140			40,140
Sale of public shares through public offering, net of offering cost, shares | shares	803,750
Fractional shares from stock consolidation
Fractional shares from stock consolidation, shares | shares	(23)
Balance at Dec. 31, 2025	¥ 3	¥ (856)	¥ (3)	¥ 182,968	¥ 25,836	¥ 104,335	¥ (998)	¥ 311,285	¥ 2,818	$ 44,916	¥ 314,103
Balance, shares at Dec. 31, 2025 | shares	2,790,404
Balance, shares at Dec. 31, 2025 | shares		2,406